Buildings and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Buildings and Equipment
Schedule of buildings and equipment

	December 31, 2022	December 31, 2021
Buildings	$2,249,908	$2,320,291
Equipment and Vehicles	4,253,346	4,284,020
	6,503,254	6,604,311
Accumulated Depreciation	(6,208,274)	(6,439,055)
Balance	$294,980	$165,256